DEFERRED INCOME TAX ASSETS/LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
DEFERRED INCOME TAX ASSETS/LIABILITIES
Schedule of deferred income tax assets and liabilities, net and the actions for recourse tax receivable

	As of December 31,
	2018	2017
Tax carryforward	(2,866)	(4)
Allowance for doubtful accounts	(925)	(269)
Provisions	(1,062)	(396)
Inventory	(153)	—
Pension and termination benefits	(235)	—
PP&E and Intangible assets	29,788	4,690
Cash dividends from foreign companies	418	—
Mobile handsets financed sales	169	—
Other deferred tax liabilities (assets), net	148	(105)
Total deferred tax liabilities, net	25,282	3,916
Actions for recourse tax receivable	(818)	—
Total deferred tax liability, net	24,464	3,916

Net deferred tax assets	(78)	(66)
Net deferred tax liabilities	24,542	3,982

Schedule of maturities of estimated tax carryforward

	Tax carryforward	Tax carryforward amount	Tax carryforward
Company	generation year	as of 12.31.2018	expiration year
Inter Radios	2015	8	2020
Pem	2016	1	2021
Inter Radios	2017	1	2022
Telecom Argentina	2018	9,540	2023
Inter Radios	2018	4	2023
		9,554

Schedule of income tax benefit (expense)

Income tax benefit (expense) consists of the following:

	Years ended December 31,
	2018	2017	2016
	Profit (loss)
Current tax expense	—	(4,819)	(4,405)
Deferred tax benefit	2,838	(697)	(1,610)
Income tax benefit (expense)	2,838	(5,516)	(6,015)

Schedule of income tax reconciliation between amounts computed based on statutory income tax rate and pre-tax income

	Years ended December 31,
	2018	2017	2016
	Profit (loss)
Pre-tax income	2,698	15,375	16,561
Non-taxable items - Earnings from associates	(236)	(353)	(221)
Non-taxable items - Other	29	(114)	(57)
Subtotal	2,491	14,908	16,283
Weighted statutory income tax rate (*)
Income tax expense at weighted statutory tax rate	(747)	(5,218)	(5,699)
Tax carryforward prescription	—	33	31
Changes in tax rates	—	(272)	(45)
Actions for recourse	44	—	—
Income tax on cash dividends of foreign companies	(64)	—	—
Inflation effect	3,605	(59)	(302)
Income tax benefit (expense)	2,838	(5,516)	(6,015)

(*)   Effective income tax rate based on weighted statutory income tax rate in the different countries where the Company has operations. The statutory tax rate in Argentina was 35% for 2017, is 30% for the years 2018-2019 and will be 25% for the year 2020 and onwards (see Note 3.o). In Paraguay is 10% plus an additional rate of 5% in case of payment of dividends for all the years presented and in the USA the effective tax rate was 39.5% for 2017 and 2016 and 26.5% for 2018 onwards.